Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (Unaudited) - $ / shares	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Statement of Stockholders' Equity [Abstract]
Dividends paid and Distributions from additional paid-in-capital (in dollars per share)	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20